Leases - Summary of Maturity Analysis - Contractual Undiscounted Cash Flows (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Total undiscounted lease liabilities	€ 106,162	€ 43,982
Less than one year
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Total undiscounted lease liabilities	8,498	7,881
One to five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Total undiscounted lease liabilities	35,701	17,919
More than five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Total undiscounted lease liabilities	€ 61,963	€ 18,182